UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22011

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2017 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (98.0%)
Argentina (4.5%)
Corporate Bond (1.0%)
YPF SA,
23.85%, 7/7/20 (a)(b)	$7,500		$8,381

Sovereign (3.5%)
Argentina Bonar Bonds,
22.75%, 10/9/17 (b)	ARS	148,220	9,433
23.23%, 3/1/20 (b)	80,800		5,326
Argentina Treasury Bond,
2.25%, 4/28/20	206,300		13,711
			28,470
			36,851
Brazil (13.6%)
Corporate Bonds (0.9%)
Petrobras Global Finance BV,
6.13%, 1/17/22	$1,586		1,640
8.38%, 5/23/21	4,960		5,543
			7,183
Sovereign (12.7%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 – 1/1/23	BRL	330,581	103,109
			103,109
			110,292
Chile (0.2%)
Sovereign (0.2%)
Chile Government International Bond,
5.50%, 8/5/20	CLP	1,165,000	1,904

Colombia (7.1%)
Corporate Bond (0.6%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (a)	COP	13,958,176	4,653

Sovereign (6.5%)
Colombia Government International Bond,
9.85%, 6/28/27	1,466,000		620
Colombian TES,
6.00%, 4/28/28	26,000,000		8,267
7.75%, 9/18/30	16,848,100		6,163
10.00%, 7/24/24	74,128,500		30,266
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (a)	21,492,000		7,093
			52,409
			57,062

Hungary (5.7%)
Sovereign (5.7%)
Hungary Government Bond,
2.50%, 10/27/21	HUF	1,580,000	5,656
3.00%, 6/26/24	1,200,000		4,199
5.50%, 6/24/25	5,610,920		22,948
7.50%, 11/12/20	3,154,000		13,398
			46,201
India (2.0%)
Sovereign (2.0%)
India Government Bond,
8.40%, 7/28/24	INR	995,000	16,082

Indonesia (11.8%)
Sovereign (11.8%)
Barclays Bank PLC, Indonesia Government Bonds, Credit Linked Notes,
10.00%, 7/17/17 (a)	IDR	290,000,000	22,071
Credit Suisse, Indonesia Government Bonds, Credit Linked Notes,
10.00%, 7/17/17	154,683,530		11,773
Indonesia Treasury Bond,
8.38%, 3/15/34	202,600,000		15,484
8.75%, 5/15/31	412,855,000		32,551
9.00%, 3/15/29	175,725,000		14,258
			96,137
Malaysia (4.6%)
Sovereign (4.6%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	23,754	5,286
4.18%, 7/15/24	141,175		32,108
			37,394
Mexico (11.1%)
Sovereign (11.1%)
Mexican Bonos,
6.50%, 6/10/21	MXN	819,185	38,448
8.00%, 12/7/23	129,000		6,422
8.50%, 5/31/29	188,400		9,606
Petroleos Mexicanos,
(Units)
7.65%, 11/24/21 (a)(c)	791,300		35,263
			89,739
Peru (2.8%)
Sovereign (2.8%)
Peru Government Bond,
(Units)
5.70%, 8/12/24 (c)	PEN	44,037	13,524
Peruvian Government International Bond,
(Units)
5.70%, 8/12/24 (a)(c)	14,001		4,300
8.20%, 8/12/26 (c)	13,154		4,655
			22,479

Poland (9.9%)
Sovereign (9.9%)
Poland Government Bond,
3.25%, 7/25/25	PLN	62,550	15,140
5.25%, 10/25/20	93,088		25,343
5.75%, 9/23/22	141,500		39,821
			80,304
Romania (1.0%)
Sovereign (1.0%)
Romania Government Bond,
4.75%, 2/24/25	RON	32,135	8,261

Russia (5.3%)
Sovereign (5.3%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	765,785	12,165
7.60%, 7/20/22	438,000		7,201
8.15%, 2/3/27	1,398,800		23,573
			42,939
South Africa (10.3%)
Sovereign (10.3%)
South Africa Government Bond,
6.75%, 3/31/21	ZAR	604,200	42,708
7.25%, 1/15/20	24		2
7.75%, 2/28/23	54,000		3,880
8.00%, 1/31/30	552,350		37,223
			83,813
Thailand (1.4%)
Sovereign (1.4%)
Thailand Government Bond,
3.63%, 6/16/23	THB	380,000	11,578

Turkey (6.7%)
Corporate Bond (3.2%)
Turkiye Garanti Bankasi AS,
7.38%, 3/7/18 (a)	TRY	102,980	25,997

Sovereign (3.5%)
Turkey Government Bond,
7.10%, 3/8/23	38,300		8,527
8.00%, 3/12/25	17,050		3,863
10.50%, 1/15/20	29,475		7,777
10.60%, 2/11/26	31,000		8,187
			28,354
			54,351
Total Fixed Income Securities (Cost $944,486)			795,387
Short-Term Investments (2.0%)
U.S. Treasury Security (1.0%)
U.S. Treasury Bill,
0.41%, 3/23/17 (d) (Cost $8,225)	$8,230		8,225

	Shares	Value (000)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $7,788)	7,788,348	7,788
Total Short-Term Investments (Cost $16,013)		16,013
Total Investments (100.0%) (Cost $960,499) (f)(g)(h)		811,400
Liabilities in Excess of Other Assets		(248,007)
Net Assets		$563,393

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2017.
(c)	Consists of one or more classes of securities traded together as a unit.
(d)	Rate shown is the yield to maturity at January 31, 2017.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2017, advisory fees paid were reduced by approximately $7,000 relating to the Fund’s investment in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2017, the Fund did not engage in any cross-trade transactions.

(h)

At January 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,992,000 and the aggregate gross unrealized depreciation is approximately $167,091,000 resulting in net unrealized depreciation of approximately $149,099,000.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	BRL	15,000	$4,797		2/2/17	$37
JPMorgan Chase Bank NA	BRL	26,000	$8,315		2/2/17	64
JPMorgan Chase Bank NA	BRL	57,538	$18,400		2/2/17	141
JPMorgan Chase Bank NA	BRL	73,238	$21,758		2/2/17	(1,484)
JPMorgan Chase Bank NA	BRL	25,300	$7,715		2/2/17	(314)
JPMorgan Chase Bank NA	$8,091		BRL	25,300	2/2/17	(62)
JPMorgan Chase Bank NA	$23,421		BRL	73,238	2/2/17	(179)
JPMorgan Chase Bank NA	$7,815		BRL	26,000	2/2/17	436
JPMorgan Chase Bank NA	$4,623		BRL	15,000	2/2/17	137
JPMorgan Chase Bank NA	$17,908		BRL	57,538	2/2/17	352
JPMorgan Chase Bank NA	EUR	8,009	$8,366		2/3/17	(280)
JPMorgan Chase Bank NA	EUR	10,400	$10,890		2/3/17	(337)
JPMorgan Chase Bank NA	$8,548		EUR	8,000	2/3/17	88
JPMorgan Chase Bank NA	$5,681		EUR	5,300	2/3/17	41
JPMorgan Chase Bank NA	HUF	3,528,400	$12,048		2/6/17	(241)
JPMorgan Chase Bank NA	PHP	163,000	$3,271		2/6/17	(4)
JPMorgan Chase Bank NA	PHP	278,000	$5,543		2/6/17	(43)
JPMorgan Chase Bank NA	SGD	23,521	$16,397		2/6/17	(293)
JPMorgan Chase Bank NA	SGD	23,800	$16,557		2/6/17	(331)
JPMorgan Chase Bank NA	SGD	7,900	$5,533		2/6/17	(73)
JPMorgan Chase Bank NA	$5,379		PHP	268,000	2/6/17	6
JPMorgan Chase Bank NA	$8,454		RON	36,260	2/6/17	253
JPMorgan Chase Bank NA	$8,369		SGD	12,000	2/6/17	146
JPMorgan Chase Bank NA	$11,240		SGD	16,000	2/6/17	113
JPMorgan Chase Bank NA	$3,552		ZAR	48,000	2/6/17	8
JPMorgan Chase Bank NA	ZAR	322,526	$23,426		2/6/17	(493)
JPMorgan Chase Bank NA	ZAR	46,700	$3,457		2/6/17	(6)
JPMorgan Chase Bank NA	PLN	90,200	$21,684		2/9/17	(836)
JPMorgan Chase Bank NA	$2,277		PLN	9,300	2/9/17	45
JPMorgan Chase Bank NA	$10,171		PLN	41,350	2/9/17	152
Citibank NA	ARS	36,000	$2,230		2/13/17	(22)
JPMorgan Chase Bank NA	KRW	13,200,000	$10,975		2/13/17	(385)
JPMorgan Chase Bank NA	KRW	3,235,000	$2,747		2/13/17	(37)
JPMorgan Chase Bank NA	MYR	24,900	$5,579		2/13/17	(40)
JPMorgan Chase Bank NA	$7,709		KRW	9,000,000	2/13/17	37
JPMorgan Chase Bank NA	$4,671		MYR	20,909	2/13/17	46
JPMorgan Chase Bank NA	$6,980		MYR	31,000	2/13/17	14
JPMorgan Chase Bank NA	$32,902		THB	1,170,600	2/14/17	340
JPMorgan Chase Bank NA	$3,481		THB	123,000	2/14/17	11
JPMorgan Chase Bank NA	IDR	497,338,000	$37,374		2/17/17	180
JPMorgan Chase Bank NA	$4,208		CLP	2,795,000	2/17/17	97
JPMorgan Chase Bank NA	$6,031		PEN	20,400	2/17/17	196
Citibank NA	ARS	49,470	$2,977		2/21/17	(105)
JPMorgan Chase Bank NA	INR	1,125,000	$16,449		2/23/17	(87)
JPMorgan Chase Bank NA	MXN	793,813	$36,124		2/23/17	(1,828)
JPMorgan Chase Bank NA	MXN	134,000	$6,203		2/23/17	(204)
JPMorgan Chase Bank NA	$2,890		MXN	60,000	2/23/17	(21)
JPMorgan Chase Bank NA	$2,636		MXN	57,350	2/23/17	106
JPMorgan Chase Bank NA	$2,847		MXN	61,000	2/23/17	70
JPMorgan Chase Bank NA	$5,639		MXN	121,000	2/23/17	146
JPMorgan Chase Bank NA	$8,824		MXN	185,000	2/23/17	21
JPMorgan Chase Bank NA	COP	24,512,000	$8,332		2/27/17	(11)
JPMorgan Chase Bank NA	RUB	184,054	$3,087		2/27/17	45
JPMorgan Chase Bank NA	TRY	19,402	$5,048		2/27/17	(58)
JPMorgan Chase Bank NA	$2,173		RUB	131,000	2/27/17	(9)
JPMorgan Chase Bank NA	BRL	57,538	$17,778		3/2/17	(352)
Citibank NA	CNY	250,000	$36,380		4/25/17	245
Citibank NA	$17,864		CNY	125,000	4/25/17	204
Citibank NA	$8,578		CNY	60,000	4/25/17	95
Citibank NA	ARS	87,400	$5,141		6/13/17	(22)
Citibank NA	ARS	34,900	$2,053		6/13/17	(9)
Citibank NA	ARS	52,000	$2,921		6/13/17	(151)
Citibank NA	ARS	137,800	$7,520		6/13/17	(621)
Citibank NA	ARS	427,000	$24,540		6/13/17	(686)
Citibank NA	$8,771		ARS	152,000	6/13/17	209
Citibank NA	$6,254		ARS	108,000	6/13/17	127
Citibank NA	$12,441		ARS	212,000	6/13/17	83
						$(5,333)

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)

Short:
German Euro Bund	257	$(44,980)	Mar-17	$(80)
German Euro BOBL	144	(20,665)	Mar-17	(75)
U.S. Treasury 10 yr. Note	359	(44,684)	Mar-17	(80)
				$(235)

ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	92.3%
Corporate Bonds	5.7
Other*	2.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include open short futures contracts with an underlying face amount of approximately $110,329,000 with total unrealized depreciation of approximately $235,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $5,333,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Notes to the Portfolio of Investments • January 31, 2017 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$46,214	$—	$46,214
Sovereign	—	749,173	—	749,173
Total Fixed Income Securities	—	795,387	—	795,387
Short-Term Investments
U.S. Treasury Security	—	8,225	—	8,225
Investment Company	7,788	—	—	7,788
Total Short-Term Investments	7,788	8,225	—	16,013
Foreign Currency Forward Exchange Contracts	—	4,291	—	4,291
Total Assets	7,788	807,903	—	815,691
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(9,624)	—	(9,624)
Futures Contracts	(235)	—	—	(235)
Total Liabilities	(235)	(9,624)	—	(9,859)
Total	$7,553	$798,279	$—	$805,832

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 21, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 21, 2017